SHP ETF Trust
FIS Knights of Columbus Global Belief ETF
Schedule of Investments
February 28, 2022 (Unaudited)

Investments	Number of Shares	Value
COMMON STOCKS — 97.0%
Air Freight & Logistics — 0.8%
FedEx Corp.	776	$172,481

Auto Components — 0.9%
Magna International, Inc.	2,660	197,495

Automobiles — 1.8%
Mercedes-Benz Group AG (formerly Daimler AG)	2,619	206,417
General Motors Co. *	4,484	209,493
		415,910
Banks — 8.9%
Bank of Montreal	2,522	287,783
Citizens Financial Group, Inc.	5,432	284,745
Credit Agricole SA	15,229	196,129
DNB Bank ASA	9,603	215,241
KB Financial Group, Inc. *	4,656	229,075
Signature Bank	816	281,430
United Overseas Bank Ltd.	11,155	245,789
Wells Fargo & Co.	5,500	293,535
		2,033,727
Beverages — 0.9%
Constellation Brands, Inc.	970	209,151

Biotechnology — 0.9%
Horizon Therapeutics plc *	2,376	216,620

Building Products — 0.9%
Fortune Brands Home & Security, Inc.	2,486	216,033

Capital Markets — 2.9%
Ameriprise Financial, Inc.	776	232,637
Franklin Resources, Inc.	6,402	190,331
Morgan Stanley	2,716	246,450
		669,418
Chemicals — 2.1%
Chemours Co. (The)	7,207	198,913
Mosaic Co. (The)	5,227	274,052
		472,965
Construction & Engineering — 2.2%
AECOM	3,657	265,717
Quanta Services, Inc.	2,202	239,886
		505,603
Construction Materials — 0.7%
Cemex SAB de CV *	289,390	148,997

Containers & Packaging — 1.0%
Sealed Air Corp.	3,544	237,909

Electric Utilities — 1.2%
Constellation Energy Corp.	1,616	74,304
Exelon Corp.	4,850	206,416
		280,720
Electrical Equipment — 1.9%
Fuji Electric Co. Ltd.	4,365	222,087
Schneider Electric SE	1,358	213,208
		435,295
Entertainment — 1.3%
Nintendo Co. Ltd.	596	300,238

Food & Staples Retailing — 2.1%
BJ’s Wholesale Club Holdings, Inc. *	4,462	280,526
J Sainsbury plc	55,969	207,039
		487,565
Food Products — 2.6%
Darling Ingredients, Inc. *	2,950	213,816
Nestle SA	2,850	372,089
		585,905
Health Care Equipment & Supplies — 1.9%
Align Technology, Inc. *	398	203,561
Hoya Corp.	1,741	224,550
		428,111
Hotels, Restaurants & Leisure — 0.9%
Darden Restaurants, Inc.	1,358	197,209

Household Durables — 1.0%
Sony Group Corp.	2,328	238,712

Industrial Conglomerates — 1.0%
Siemens AG	1,562	222,218

Insurance — 2.0%
Legal & General Group plc	57,909	215,381
Prudential Financial, Inc.	2,134	238,283
		453,664
Interactive Media & Services — 5.2%
Alphabet, Inc. Class A *	305	823,848
Baidu, Inc. *	9,991	188,473
Meta Platforms, Inc., Class A *	876	184,862
		1,197,183
Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd. *	13,580	181,097

IT Services — 5.2%
Accenture plc	970	306,539
Fujitsu Ltd.	1,067	153,461
Infosys Ltd.	12,901	289,757
PayPal Holdings, Inc. *	1,067	119,429
Visa, Inc.	1,455	314,455
		1,183,641
Life Sciences Tools & Services — 0.9%
Syneos Health, Inc. *	2,479	196,337

Machinery — 1.8%
Caterpillar, Inc.	1,164	218,343
Daimler Truck Holding AG *	6,569	200,543
		418,886
Marine — 1.0%
A.P. Moller - Maersk A/S	70	222,180

Metals & Mining — 2.0%
BHP Group Ltd.	6,402	216,765
Boliden AB	5,335	239,386
		456,151
Multiline Retail — 0.8%
Target Corp.	970	193,777

Multi-Utilities — 1.2%
Veolia Environnement SA	7,696	269,785

Oil, Gas & Consumable Fuels — 4.5%
ConocoPhillips	3,880	368,057
Equinor ASA	8,810	278,968
Pioneer Natural Resources Co.	1,582	379,047
		1,026,072
Personal Products — 2.3%
L’Oreal	649	258,781
Unilever plc	5,500	276,476
		535,257
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	3,880	266,440
Eli Lilly & Co.	1,067	266,697
Ipsen SA	1,940	227,162
Zoetis Inc.	1,248	241,675
		1,001,974
Professional Services — 1.0%
Stantec, Inc.	4,559	226,413

Real Estate Investment Trusts — 1.1%
American Tower Corp.	1,152	261,354

Real Estate Management & Development — 0.9%
Daiwa House Industry Co. Ltd.	6,887	195,473

Semiconductors & Semiconductor Equipment — 5.6%
Broadcom, Inc.	593	348,352
NVIDIA Corp.	1,292	315,054
Taiwan Semiconductor Manufacturing Co., Ltd. - SP-ADR	3,492	373,679
Tokyo Electron Ltd.	485	234,847
		1,271,932
Software — 5.5%
Microsoft Corp.	3,492	1,043,375
ServiceNow, Inc. *	388	225,009
		1,268,384
Specialty Retail — 2.8%
Advance Auto Parts, Inc.	970	198,346
JD Sports Fashion plc	81,203	164,520
Kingfisher plc	41,128	168,971
RH *	296	118,953
		650,790
Technology Hardware, Storage & Peripherals — 4.4%
Apple Inc.	4,834	798,190
Lenovo Group Ltd.	183,233	203,782
		1,001,972
Textiles, Apparel & Luxury Goods — 2.7%
Deckers Outdoor Corp. *	614	177,225
LVMH Moet Hennessy Louis Vuitton SE	396	293,516
Pandora A/S	1,455	150,629
		621,370
Trading Companies & Distributors — 1.8%
Brenntag SE	2,134	179,481
ITOCHU Corp.	7,469	242,731
		422,212
Wireless Telecommunication Services — 1.2%
MTN Group Ltd. *	22,050	273,404

TOTAL COMMON STOCKS
(Cost $22,609,224)		22,201,590

MONEY MARKET FUND — 2.2%
First American Treasury Obligations Fund, Class X, 0.013% (a)	515,750	515,750
TOTAL MONEY MARKET FUND
(Cost $515,750)		515,750
TOTAL INVESTMENTS — 99.2%
(Cost $23,124,974)		22,717,340
OTHER ASSETS LESS LIABILITIES — 0.8%		178,570
NET ASSETS — 100.0%		$22,895,910

* Non-income producing security.
(a) 7-day net yield.
SP-ADR - Sponsored American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

FIS Knights of Columbus Global Belief ETF invested, as a percentage of net assets, in the following countries as of February 28, 2022:

United States	54.1%
Japan	7.9%
France	6.4%
United Kingdom	4.5%
Germany	3.5%
Canada	3.1%
Ireland	2.3%
Norway	2.2%
Sweden	1.7%
Cayman Islands	1.6%
Denmark	1.6%
Switzerland	1.6%
Taiwan, Province of China	1.6%
India	1.3%
South Africa	1.2%
Singapore	1.1%
Republic of Korea	1.0%
Australia	0.9%
Hong Kong	0.9%
Mexico	0.7%
Other(1)	0.8%
100.0%

(1) Includes cash and net other assets (liabilities).

SHP ETF Trust
FIS Knights of Columbus Global Belief ETF
Notes to Quarterly Schedule of Investments
February 28, 2022 (Unaudited)

Investment Valuation
The Fund discloses the fair market value of their investments in a hierarchy that distinguishes between:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of February 28, 2022 for the Fund based upon the three levels defined above:

FIS Knights of Columbus Global Belief ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$22,201,590	$-	$-	$22,201,590
Money Market Fund	$515,750	$-	$-	$515,750
Total Investments	$22,717,340	$-	$-	$22,717,340

* See Schedule of Investments for segregation by industry type.